Donoghue Forlines Dividend VIT Fund

Class 1 shares

Class 2 shares

Donoghue Forlines Momentum VIT Fund

Class 1 shares

Class 2 shares

(each a series of Northern Lights Variable Trust)

Supplement dated November 14, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2025

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Effective November 14, 2025, Nicholas A. Lobley will no longer serve as a portfolio manager for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund (the “Funds”). Therefore, all references to Nicholas A. Lobley are removed from the Funds’ Prospectus and SAI.

You should read this Supplement in conjunction with the Prospectus and SAI for the Funds dated May 1, 2025. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-779-7462. Please retain this Supplement for future reference.

Please retain this Supplement for future reference.